UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                      (Address of principal executive offices)                  (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      12/31

Date of reporting period:     3/31/10

Form N-Q is to be used by management investment companies, other than small business investmentcompanies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund
Schedule of Investments
March 31, 2010
(Unaudited)

Common Stocks - 98.61%	Shares	Value

Accident & Health Insurance - 3.04%
PartnerRe Ltd.	24,725	$1,971,077

Beverages - 2.91%
PepsiCo, Inc.	28,525	1,887,214

Computer & Office Equipment - 2.87%
International Business Machines Corp. (IBM)	14,500	1,859,625

Crude Petroleum & Natural Gas - 2.85%
Questar Corp.	42,750	1,846,800

Drilling Oil & Gas Wells - 1.68%
Helmerich & Payne, Inc.	28,550	1,087,184

Electric Services - 2.76%
Progress Energy, Inc.	45,475	1,789,896

Footwear (No Rubber) - 2.75%
Wolverine World Wide, Inc.	61,050	1,780,218

General Industrial Machinery & Equipment - 2.91%
Illinois Tool Works, Inc.	39,875	1,888,480

Insurance Agents, Brokers & Service- 2.92%
Arthur J. Gallagher & Co.	77,225	1,895,874

Investment Advice - 2.93%
Federated Investors, Inc. - Class B	71,925	1,897,382

Miscellaneous Food Preparations & Kindred Products - 2.84%
McCormick & Co., Inc.	48,000	1,841,280

National Commercial Banks - 2.99%
Cullen/Frost Bankers, Inc.	34,750	1,939,050

Oil & Gas Field Machinery & Equipment - 2.60%
Baker Hughes, Inc.	36,000	1,686,240

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.80%
Valspar Corp. / The	61,650	1,817,442

Petroleum Refining - 7.45%
Chevron Corp.	24,075	1,825,607
Exxon Mobil Corp.	26,900	1,801,762
Holly Corp.	43,050	1,201,526
		4,828,895

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments- continued
March 31, 2010
(Unaudited)

Common Stocks - 98.61% - continued	Shares	Value

Pharmaceutical Preparations - 11.05%
Eli Lilly & Co.	48,800	$1,767,536
Johnson & Johnson	26,925	1,755,510
Merck & Co., Inc.	46,900	1,751,715
Teva Pharmaceutical Industries Ltd. (a)	30,000	1,892,400
		7,167,161

Retail - Lumber & Other Building Materials Dealers - 2.81%
Lowe's Companies, Inc.	75,250	1,824,060

Savings Institutions, Not Federally Chartered - 3.12%
Hudson City Bancorp, Inc.	142,700	2,020,632

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.96%
T. Rowe Price Group, Inc.	34,900	1,917,057

Semiconductors & Related Devices - 5.99%
Intel Corp.	92,125	2,050,702
Linear Technology Corp.	64,750	1,831,130
		3,881,832

Ship & Boat Building & Repairing - 3.01%
General Dynamics Corp.	25,300	1,953,160

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.78%
Procter & Gamble Company / The	28,475	1,801,613

State Commercial Banks - 3.03%
Northern Trust Corp.	35,575	1,965,875

Surgical & Medical Instruments & Apparatus - 3.06%
Stryker Corp.	34,725	1,986,964

Telephone Communications - 5.98%
AT&T, Inc.	74,275	1,919,266
Verizon Communications, Inc.	63,150	1,958,913
		3,878,179

Trucking & Courier Services (No Air) - 3.12%
United Parcel Service, Inc. - Class B	31,425	2,024,084

Wholesale - Durable Goods - 2.68%
W.W. Grainger, Inc.	16,100	1,740,732

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments- continued
March 31, 2010
(Unaudited)

Common Stocks - 98.61% - continued	Shares	Value

Wholesale - Motor Vehicle Supplies & New Parts - 2.72%
Genuine Parts Co.	41,700	$1,761,825

TOTAL COMMON STOCKS (Cost $57,223,665)		63,939,831

Money Market Securities - 1.19%
Federated Prime Obligations Fund, 0.11% (b)	774,337	774,337

TOTAL MONEY MARKET SECURITIES (Cost $774,337)		774,337

TOTAL INVESTMENTS (Cost $57,998,002) - 99.80%		$64,714,168

Other assets less liabilities - 0.20%		126,954

TOTAL NET ASSETS - 100.00%		$64,841,122

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2010.

Tax Related
Unrealized appreciation	$7,047,679
Unrealized depreciation	(331,513)
Net unrealized appreciation	$6,716,166

Aggregate cost of securities for income tax purposes	$57,998,002

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Notes to the Schedule of Investments
March 31, 2010
(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Crawford Dividend Growth Fund
Notes to the Schedule of Investments - continued
March 31, 2010
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at March 31, 2010, in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$62,047,431	$-	$-	$62,047,431

American Depositary Receipts*	1,892,400	-	-	1,892,400

Money Market Securities	774,337	-	-	774,337

Total	$64,714,168	$-	$-	$64,714,168
     *Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

3 to 1 Diversified Equity Fund
Schedule of Investments
March 31, 2010
(unaudited)

Common Stocks - 93.73%	Shares	Value

Aerospace/Defense Equipment - 1.01%
BBA Aviation PLC	49,968	$147,584
Boeing Co.	5,255	381,566
		529,150

Airlines - 0.13%
Cathay Pacific Airways, Ltd. (a)	33,000	69,530

Banks - 5.22%
Banco Santander SA	20,158	268,410
Bank of America Corp.	24,565	438,485
Bank Sarasin & Cie AG - Class B (a)	3,954	164,343
DBS Group Holdings, Ltd.	16,545	169,225
DnB NOR ASA (a)	16,106	184,241
Julius Baer Group, Ltd.	6,309	229,260
National Bank of Greece S.A. (a)	10,573	213,177
Societe Generale	6,762	426,079
Sumitomo Mitsui Financial Group, Inc.	8,018	265,150
UniCredit SpA (a)	122,916	363,841
		2,722,211

Batteries/Battery Systems - 0.56%
Energizer Holdings, Inc. (a)	3,170	198,949
Saft Groupe S.A.	2,331	92,562
		291,511

Breweries - 0.58%
Carlsberg A/S - Class B	3,591	301,931

Chemicals - 3.47%
Albemarle Corp.	13,400	571,242
Bayer AG	3,539	239,493
Monsanto Co.	2,155	153,910
Mosaic Co., / The	6,595	400,778
NewMarket Corp.	4,291	441,930
		1,807,353

Consumer Products - 1.56%
Johnson & Johnson	5,540	361,208
Knoll, Inc.	14,060	158,175
Procter & Gamble Co./The	3,430	217,016
Shenzhou International Group	54,000	77,891
		814,290

Construction Materials & Services - 0.50%
Astaldi S.p.A.	18,863	143,834
Buzzi Unicem S.p.A.	6,442	81,288
Buzzi Unicem S.p.A. - Risparmio Shares	4,491	36,797
		261,919

Diversified Conglomerates - 0.66%
Jardine Matheson Holdings, Ltd.	10,394	346,120

Electric Power - 1.25%
AES Corp. (a)	22,500	247,500
Electricite de France (EDF)	2,907	158,921
International Power plc	27,523	133,148
Iride S.p.A.	57,767	112,173
		651,742

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2010
(unaudited)

Common Stocks - 93.73% - continued	Shares	Value

Electronics - 5.20%
Advanced Micro Devices, Inc. (a)	27,195	$252,098
Canon, Inc.	3,900	180,726
De La Rue plc	6,052	85,060
Emerson Electric Co.	8,565	431,162
Intel Corp.	16,695	371,631
International Business Machines Corp. (IBM)	6,035	773,989
LG Electronics, Inc.	1,139	115,767
Micrel, Inc.	2,750	29,315
Prysmian SpA	12,459	245,302
Synaptics, Inc. (a)	8,254	227,893
		2,712,943

Finance - 1.40%
American Express Co.	7,350	303,261
NASDAQ OMX Group, Inc./The (a)	8,855	187,018
Western Union Co.	14,250	241,680
		731,959

Firearms - 0.57%
Sturm, Ruger & Co, Inc.	25,000	299,750

Food & Beverages - 3.24%
Coca-Cola Co./The	17,785	978,175
Lance, Inc.	10,056	232,595
Nestle SA	9,289	476,540
		1,687,310

Gold, Platinum & Silver - 6.51%
Agnico-Eagle Mines, Ltd.	5,705	317,597
Barrick Gold Corp.	12,605	483,276
Coeur d'Alene Mines Corp. (a)	16,185	242,451
Goldcorp, Inc.	13,700	509,914
Newmont Mining Corp.	22,158	1,128,507
NovaGold Resources, Inc. (a)	48,160	343,862
Silver Wheaton Corp. (a)	23,425	367,538
		3,393,145

Healthcare - 1.78%
Fresenius Medical Care AG & Co.	5,239	296,156
Owens & Minor, Inc.	7,370	341,894
Tenet Healthcare Corp. (a)	50,613	289,506
		927,556

Import/Export - 0.76%
DP World, Ltd.	178,303	91,826
ITOCHU Corp.	35,000	306,774
		398,600

Insurance - 5.65%
Alleghany Corp. (a)	827	242,136
Allianz SE	2,274	286,019
Fondiaria - Sai S.p.A. - Risparmio Shares	19,336	203,564
ING Groep N.V. (a)	35,952	359,617

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2010
(unaudited)

Common Stocks - 93.73% - continued	Shares	Value

Insurance - 5.65% - continued
Investors Title Co.	3,192	$108,783
Markel Corp. (a)	582	218,052
Montpelier Re Holdings, Ltd.	21,660	364,105
Tokio Marine Holdings, Inc.	10,100	284,603
Wesco Financial Corp.	735	283,342
White Mountains Insurance Group, Ltd.	848	301,040
Zurich Financial Services AG	1,140	292,744
		2,944,005

Investment Companies - 0.15%
Cheung Kong Infrastructure Holdings, Ltd.	19,643	76,020

Leisure & Entertainment - 4.10%
Carnival plc	4,435	181,988
City Developments, Ltd.	8,000	60,654
Kangwon Land, Inc.	6,130	92,103
MGM MIRAGE (a)	69,740	836,880
Sol Melia, S.A.	22,678	195,479
William Hill plc	56,686	181,615
Wynn Macau, Ltd. (a)	62,363	89,954
Wynn Resorts, Ltd.	6,555	497,066
		2,135,739

Machinery - 3.76%
AMADA Co., Ltd.	12,149	101,935
Caterpillar, Inc.	10,520	661,182
Danieli & Co. S.p.A. - Risparmio shares	15,297	226,040
Deere & Co.	12,030	715,304
MAN SE	3,060	256,560
		1,961,021

Metals, Minerals & Mining - 2.20%
BlueScope Steel, Ltd. (a)	31,241	83,443
Freeport-McMoRan Copper & Gold, Inc.	3,510	293,225
Rio Tinto plc	7,422	439,668
Tredegar Corp.	15,100	257,908
Vulcan Materials Co.	1,500	70,860
		1,145,104

Petroleum & Natural Gas - 14.65%
ATP Oil & Gas Corp. (a)	20,959	394,239
Atwood Oceanics, Inc. (a)	12,030	416,599
BG Group plc	13,429	232,339
Canadian Natural Resources, Ltd.	7,400	547,896
Continental Resources, Inc. (a)	12,850	546,767
Devon Energy Corp.	4,235	272,861
Enagas	9,731	213,647
Enia SpA	24,561	197,751
Exxon Mobil Corp.	5,335	357,338
Galp Energia SGPS, S.A. - Class B	10,405	181,067
Hess Corp.	9,113	570,018
KazMunaiGas Exploration Production (c)	7,200	177,624
Kinder Morgan Management, LLC (a)	7,180	420,892
McMoRan Exploration Co. (a)	23,775	347,828
Murphy Oil Corp.	9,325	523,972
Petroleo Brasileiro S.A. (b)	13,400	596,166
Royal Dutch Shell plc - Class A	13,717	397,443
Suncor Energy, Inc.	32,824	1,068,093
Tullow Oil plc	9,330	176,919
		7,639,459

Pharmaceutical Preparations - 2.77%
Alnylam Pharmaceuticals, Inc. (a)	9,915	168,753
CSL, Ltd.	2,597	86,837
Roche Holding AG	2,777	451,137
UCB SA	2,716	116,193
Valeant Pharmaceuticals International (a)	14,450	620,050
		1,442,970

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2010
(unaudited)

Common Stocks - 93.73% - continued	Shares	Value

Public Thoroughfares - 0.40%
Atlantia S.p.A.	9,007	$210,610

Real Estate Development and Management - 1.50%
Cheung Kong (Holdings), Ltd.	4,422	56,950
China Agri-Industries Holdings, Ltd.	59,065	81,546
Kerry Properties, Ltd.	33,361	178,949
Mitsubishi Estate Company, Ltd.	14,000	229,238
Tejon Ranch Co. (a)	7,780	237,446
		784,129

Restaurants - 1.88%
McDonald's Corp.	12,450	830,664
Whitbread PLC	6,788	151,783
		982,447

Retail - 8.02%
Abercrombie & Fitch Co.	6,875	313,775
Barnes & Noble, Inc.	37,345	807,399
Cabela's, Inc. (a)	26,743	467,735
CarMax, Inc. (a)	17,051	428,321
Compagnie Financiere Richemont SA - Class A	3,491	135,415
FamilyMart Co., Ltd.	7,900	251,525
Great Atlantic & Pacific Tea Company, Inc. (a)	45,448	348,586
PriceSmart, Inc.	14,700	341,775
Wal-Mart Stores, Inc.	16,710	929,076
WH Smith PLC	21,775	160,505
		4,184,112

Services - 5.99%
Advent Software, Inc. (a)	4,300	192,425
Akamai Technologies, Inc. (a)	9,760	306,562
Brink's Home Security Holdings, Inc. (a)	2,662	113,268
Corrections Corporation of America (a)	20,085	398,888
Eaton Vance Corp.	10,000	335,400
eBay, Inc. (a)	11,970	322,592
Fluor Corp.	4,305	200,226
Korn/Ferry International (a)	16,790	296,344
McDermott International, Inc. (a)	16,440	442,565
Service Corp. International	42,800	392,904
Shenzhen International Holdings, Ltd.	1,577,500	121,898
		3,123,072

Telecommunications - 2.17%
Hutchison Telecommunications Hong Kong Holdings, Ltd.	799,279	137,936
Millicom International Cellular S.A.	3,353	298,920
Nippon Telegraph & Telephone Corp.	5,800	244,563
Telefonica S.A.	14,424	342,350
Telstra Corp, Ltd.	39,215	107,621
		1,131,390

Television - 0.44%
Modern Times Group - Class B	3,923	228,937

Tobacco Products - 1.26%
Japan Tobacco, Inc.	81	301,670
Universal Corp.	6,707	353,392
		655,062

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2010
(unaudited)

Common Stocks - 93.73% - continued	Shares	Value

Toys - 1.04%
Hasbro, Inc.	9,741	$372,885
Nintendo Co., Ltd.	500	167,487
		540,372

Transportation - 3.35%
Alexander & Baldwin, Inc.	11,400	376,770
Brink's Co./The	15,386	434,347
Central Japan Railway Co.	29	220,976
Deutsche Post AG	9,587	166,183
Force Protection, Inc. (a)	47,453	285,667
MTR Corp., Ltd.	46,355	175,517
Old Dominion Freight Line, Inc. (a)	2,604	86,948
		1,746,408

TOTAL COMMON STOCKS (Cost $44,235,122)		48,877,877

Exchange-Traded Funds - 2.71%

iShares Silver Trust (a)	27,720	475,121
Market Vectors Gold Miners ETF	5,830	258,910
SPDR Gold Trust (a)	6,235	679,303

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,114,006)		1,413,334

Real Estate Investment Trusts - 1.32%

Dexus Property Group	170,830	127,006
Hatteras Financial Corp.	11,200	288,624
UDR, Inc.	15,405	271,744

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $685,602)		687,374

Money Market Securities - 1.69%

Fidelity Institutional Money Market: Money Market Portfolio - Institutional Shares, 0.25% (d)	624,493	624,493
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (d)	255,680	255,680

TOTAL MONEY MARKET SECURITIES (Cost $880,173)		880,173

TOTAL INVESTMENTS (Cost $46,914,903) - 99.45%		$51,858,758

Cash and other assets less liabilities - 0.55%		287,651

TOTAL NET ASSETS - 100.00%		$52,146,409

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) Variable Rate Security; the money market rate shown represents the rate at March 31, 2010.

Tax Related, excluding foreign currency
Unrealized appreciation		$6,771,861
Unrealized depreciation		(1,828,006)
Net unrealized appreciation		$4,943,855

Aggregate cost of securities for income tax purposes		$46,914,903

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2010
(unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.78%
Belgium	0.22%
Bermuda	2.66%
Brazil	1.14%
Canada	6.98%
Cayman Islands	0.59%
Denmark	0.58%
France	1.30%
Germany	2.39%
Greece	0.41%
Hong Kong	0.74%
Italy	3.49%
Japan	4.90%
Kazakhstan	0.34%
Luxembourg	0.57%
Netherlands	0.69%
Norway	0.35%
Panama	0.85%
Portugal	0.35%
Singapore	0.44%
South Korea	0.40%
Spain	1.96%
Sweden	0.44%
Switzerland	3.36%
United Arab Emirates	0.18%
United Kingdom	4.39%
United States	58.95%
Total	99.45%
Cash and other assets less liabilities	0.55%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
March 31, 2010
(unaudited)

Asset-Backed Securities - 2.54%	Principal Amount	Value

AESOP Funding II, LLC, 3.630%, 08/20/2014 (b)	$100,000	$99,990
Centre Point Funding, LLC, 5.430%, 07/20/2016 (b)	100,000	100,174
Chrysler Financial Lease Trust, 3.460%, 09/16/2013 (b)	250,000	249,897
CNH Equipment Trust, Series 2008-B, Class A3A, 4.780%, 07/16/2012	48,414	49,261
Hertz Vehicle Financing, LLC, 2009-2A, Class A1, 4.260%, 03/25/2014 (b)	100,000	103,006
Merrill Auto Trust Securitization, 2008-1, Class A4A, 6.150%, 04/15/2015	105,000	112,238
USAA Auto Owner Trust, Series 2008-3, Class A4, 4.710%, 02/18/2014	100,000	106,287

TOTAL ASSET-BACKED SECURITIES (Cost $803,342)		820,853

Corporate Bonds - 55.39%

AES Corp., 7.750%, 10/15/2015	90,000	92,025
Aflac, Inc., 6.900%, 12/17/2039	80,000	82,710
Allis-Chalmers Energy, Inc., 9.000%, 01/15/2014	498,000	480,570
American Casino & Entertainment Properties, Inc., 11.000%, 06/15/2014	870,000	819,975
American Railcar Industries, Inc., 7.500%, 03/01/2014	402,000	385,920
American Tower Corp., 4.625%, 04/01/2015	45,000	46,330
Amkor Technologies, Inc., 9.250%, 06/01/2016	392,000	415,520
Amphenol Corp., 4.750%, 11/15/2014	100,000	102,975
Anheuser-Busch Companies, Inc., 4.500%, 04/01/2018	40,000	39,722
Ball Corp., 6.750%, 09/15/2020	55,000	56,237
Bear Stearns Co., Inc., 6.400%, 10/02/2017	90,000	99,574
Brigham Exploration Co., 9.625%, 05/01/2014	454,000	465,350
Brocade Communications System, Inc., 6.625%, 01/15/2018 (b)	30,000	30,675
Brocade Communications System, Inc., 6.875%, 01/15/2020 (b)	15,000	15,375
Callon Petroleum Co., 13.000%, 09/15/2016	102,750	87,851
Capmark Financial Group, Inc., 5.875%, 05/10/2012 (c)	2,563,000	793,925
CC Holdings GS V LLC, 7.750%, 05/01/2017 (b)	110,000	120,450
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/2019 (b)	60,000	71,749
CIT Group, Inc., 7.000%, 05/01/2017	702,834	650,121
Citigroup, Inc., 6.500%, 08/19/2013	105,000	113,277
Citigroup, Inc., 8.125%, 07/15/2039	110,000	127,372
Clayton Williams Energy, Inc., 7.750%, 08/01/2013	328,000	319,800
CMS Energy Corp., 8.750%, 06/15/2019	5,000	5,670
Coffeyville Resources LLC, 10.875%, 04/01/2017 (b)	95,000	94,762
Comcast Corp., 6.950%, 08/15/2037	124,000	134,573
Corning, Inc., 6.625%, 05/15/2019	60,000	66,666
Cox Communications, Inc., 6.750%, 03/15/2011	45,000	47,125
Crane Co., 6.550%, 11/15/2036	60,000	58,920
Cricket Communications, Inc., 9.375%, 11/01/2014	781,000	798,572
Del Monte Corp., 7.500%, 10/15/2019 (b)	100,000	105,375
Dr. Pepper Snapple Group, 6.820%, 05/01/2018	64,000	73,230
Embarq Corp., 7.995%, 06/01/2036	205,000	208,431
Enterprise Product Operating LLC., 7.550%, 04/15/2038	45,000	51,929
EQT Corp., 8.125%, 06/01/2019	35,000	41,651
Equifax, Inc., 7.000%, 07/01/2037	35,000	37,497
Equinix, Inc., 8.125%, 03/01/2018	135,000	140,400
Exelon Generation Co., LLC, 5.200%, 10/01/2019	35,000	35,423
Express Scripts, Inc., 7.250%, 06/15/2019	10,000	11,597
Fiserv, Inc., 6.125%, 11/20/2012	60,000	65,341
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	145,000	150,152
Frontier Communications Corp., 7.875%, 01/15/2027	80,000	72,400
GATX Corp., 4.750%, 05/15/2015	65,000	64,587
General Electric Capital Corp., 5.875%, 01/14/2038	5,000	4,770
General Electric Capital Corp., 6.150%, 08/07/2037	240,000	235,462
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	136,250
GMAC, Inc., 6.000%, 12/15/2011 (b)	18,000	18,225
GMAC, Inc., 6.625%, 05/15/2012 (b)	75,000	76,500
GMAC, Inc., 8.000%, 11/01/2031	844,000	804,508
GMAC, Inc., 8.000%, 11/01/2031 (b)	55,000	52,800
GMAC, Inc., 8.300%, 02/12/2015 (b)	80,000	84,200
Hanesbrands, Inc., 8.000%, 12/15/2016	75,000	78,000
Harrahs Operating Co. Inc., 11.250%, 06/01/2017	735,000	795,637
HCA, Inc., 7.500%, 12/15/2023	25,000	23,000
HCA, Inc., 9.125%, 11/15/2014	35,000	37,056
Hospira, Inc., 6.050%, 03/30/2017	20,000	21,512
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	43,643
International Lease Finance Corp., 5.000%, 04/15/2010	30,000	29,871
International Lease Finance Corp., 5.300%, 05/01/2012	5,000	4,859
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	4,872
International Lease Finance Corp., 5.625%, 09/20/2013	944,000	891,132

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
March 31, 2010
(unaudited)

	Principal
Corporate Bonds - 55.39% - continued	Amount	Value

International Lease Finance Corp., 5.650%, 06/01/2014	$15,000	$13,915
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	14,669
International Paper Co., 9.375%, 05/15/2019	105,000	131,472
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (b)	35,000	36,488
Jabil Circuit, Inc., 7.750%, 07/15/2016	15,000	15,863
JPMorgan Chase & Co., 6.000%, 01/15/2018	20,000	21,748
K. Hovnanian Enterprise, 10.625%, 10/15/2016	129,000	138,030
Kraft Foods, Inc., 6.125%, 08/23/2018	55,000	60,036
Kraft Foods, Inc., 6.500%, 02/09/2040	75,000	77,982
LBI Escrow Corp., 8.000%, 11/01/2017 (b)	100,000	103,875
Lear Corp., 7.875%, 03/15/2018	40,000	40,650
Level 3 Financing, Inc., 9.250%, 11/01/2014	819,000	802,620
Life Technologies Corp., 6.000%, 03/01/2020	100,000	102,578
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	39,602
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	118,728
MetroPCS Wireless, Inc., 9.250%, 11/01/2014	776,000	797,340
MGM Mirage, Inc., 7.625%, 01/15/2017	911,000	762,963
Morgan Stanley, 4.250%, 05/15/2010	65,000	64,948
Morgan Stanley, 5.550%, 04/27/2017	35,000	35,848
Morgan Stanley, 6.625%, 04/01/2018	70,000	74,777
Morgan Stanley, 6.750%, 04/15/2011	10,000	10,559
Motiva Enterprises LLC, 6.850%, 01/15/2040 (b)	95,000	102,715
Motorola, Inc., 6.500%, 09/01/2025	10,000	9,734
Motorola, Inc., 6.500%, 11/15/2028	20,000	18,824
Motorola, Inc., 6.625%, 11/15/2037	10,000	9,414
Nabors Industries, Inc., 9.250%, 01/15/2019	40,000	49,834
New Communications Holdings, Inc., 7.875%, 04/15/2015 (b)	60,000	61,950
New Communications Holdings, Inc., 8.250%, 04/15/2017 (b)	20,000	20,450
Oneok Partners LP, 8.625%, 03/01/2019	40,000	49,474
Oshkosh Corp., 8.250%, 03/01/2017 (b)	20,000	20,750
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	39,308
Parker Drilling Co., 9.125%, 04/01/2018 (b)	80,000	82,300
Phi, Inc., 7.125%, 04/15/2013	468,000	456,885
Qwest Corp., 6.875%, 09/15/2033	65,000	63,050
Qwest Corp., 7.200%, 11/10/2026	170,000	164,475
Qwest Corp., 8.875%, 03/15/2012	40,000	44,000
Reynolds American, Inc., 7.250%, 06/15/2037	95,000	96,981
RPM International, Inc., 6.125%, 10/15/2019	60,000	62,502
SLM Corp., 5.000%, 10/01/2013	50,000	47,805
SLM Corp., 5.375%, 05/15/2014	10,000	9,480
SLM Corp., 8.450%, 06/15/2018	50,000	50,642
Smithfield Foods, Inc., 10.000%, 07/15/2014 (b)	65,000	72,800
Sprint Capital Corp., 6.875%, 11/15/2028	165,000	133,650
Sprint Capital Corp., 8.750%, 03/15/2032	854,000	796,355
Time Warner Cable, Inc., 6.500%, 11/15/2036	60,000	61,833
Time Warner Cable, Inc., 8.250%, 04/01/2019	85,000	103,027
Timken Co., 6.000%, 09/15/2014	45,000	47,903
TreeHouse Foods, Inc., 7.750%, 03/01/2018	10,000	10,400
Trump Entertainment Resorts, 8.500%, 06/01/2015 (c)	867,000	8,670
US Steel Corp., 6.650%, 06/01/2037	40,000	34,600
US Steel Corp., 7.375%, 04/01/2020	30,000	30,225
USG Corp., 6.300%, 11/15/2016	55,000	49,500
Valero Energy Corp., 6.125%, 02/01/2020	80,000	80,167
Valero Energy Corp., 9.375%, 03/15/2019	55,000	65,583
Wellpoint, Inc., 7.000%, 02/15/2019	85,000	96,551
Whirlpool Corp., 8.000%, 05/01/2012	15,000	17,423
Whirlpool Corp., 8.600%, 05/01/2014	15,000	16,494
Willis North America, Inc., 6.200%, 03/28/2017	30,000	30,435
Willis North America, Inc., 7.000%, 09/29/2019	10,000	10,490
Xerox Corp., 6.350%, 05/15/2018	140,000	151,900
XTO Energy, Inc., 6.375%, 06/15/2038	125,000	140,469

TOTAL CORPORATE BONDS (Cost $17,870,271)		17,907,840

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
March 31, 2010
(unaudited)

	Principal
Convertible Corporate Bonds - 10.52%	Amount	Value

ADC Telecommunications, 0.831%, 06/15/2013 (a)	$ 551,000	$ 473,860
Affymetrix, Inc., 3.500%, 01/15/2038	892,000	805,030
Energy Conversion Devices, Inc., 3.000%, 06/15/2013	1,253,000	811,317
JA Solar Holdings Co., Ltd., 4.500%, 05/15/2013 (d)	624,000	522,600
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	342,000	301,815
NII Holdings, Inc., 3.125%, 06/15/2012	514,000	487,658

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,064,169)		3,402,280

Foreign Bonds - Denominated in U.S. Dollars - 7.84%

America Movil SAB De CV, 6.125%, 03/30/2040 (b)	110,000	108,041
ArcelorMittal, 9.850%, 06/01/2019	60,000	76,382
ArcelorMittal. 7.000%, 10/15/2039	75,000	77,267
Axtel Sab De CV, 9.000%, 09/22/2019 (b)	110,000	112,750
Bombardier, Inc., 7.500%, 03/15/2018 (b)	120,000	125,700
Enersis SA, 7.375%, 01/15/2014	40,000	44,299
HKCG Finance LTD, 6.250%, 08/07/2018 (b)	100,000	110,161
Holcim Capital Corp., 6.875%, 09/29/2039 (b)	100,000	105,683
Hutchinson Whampoa International, 5.750%, 09/11/2019 (b)	165,000	171,902
Inmarsat Finance PLC, 7.375%, 12/01/2017 (b)	100,000	104,500
Nomura Holdings, 5.000%, 03/04/2015	45,000	46,049
Petrobras International Finance Co., 6.875%, 01/20/2040	105,000	108,904
Qtel International Finance, Ltd., 7.875%, 06/10/2019 (b)	100,000	115,962
Royal Bank of Scotland PLC, 4.875%, 03/16/2015	160,000	160,135
Royal Caribbean Cruises, 7.000%, 06/15/2013	438,000	445,665
Royal Caribbean Cruises, 11.875%, 07/15/2015	45,000	53,213
Taqa Abu Dhabi National Energy, 6.250%, 09/16/2019 (b)	100,000	100,896
Telecom Italia Capital, 7.200%, 07/18/2036	120,000	121,516
Telemar Norte Leste SA, 9.500%, 04/23/2019 (b)	100,000	119,250
Transalta Corp., 4.750%, 01/15/2015	65,000	67,196
Transalta Corp., 6.500%, 03/15/2040	55,000	54,553
True Move Co., Ltd., 10.750%, 12/16/2013 (b)	100,000	104,875

TOTAL FOREIGN BONDS - DENOMINATED IN US DOLLARS (Cost $2,126,298)		2,534,899

Foreign Bonds - 3.94%

European Investment Bank, 1.250%, 09/20/2012	22,000,000	240,987
German Government Obligation Bond, 4.000%, 04/13/2012	220,000	315,789
Japan Finance Corp. for Municipal Enterprises, 1.350%, 11/26/2013	5,000,000	55,304
Japan Finance Corp. for Municipal Enterprises, 1.550%, 02/21/2012	15,000,000	164,190
Mexican Development Bonds, 7.750%, 12/14/2017	6,000,000	497,026

TOTAL FOREIGN BONDS (Cost $1,259,837)		1,273,296

Mortgage-Backed Securities - 10.07%

Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 02/10/2051	130,000	123,682
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 02/11/2044	25,000	24,133
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	40,000	41,016
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	60,000	58,188
Credit Suisse Mortgage Capital Certificate, Series 2007-C5, Class A4, 5.695%, 09/15/2040	100,000	89,842
Commercial Mortgage Pass-Through Certification, Series 2006-C7, Class A4, 5.959%, 06/10/2046 (a)	50,000	51,690
Fannie Mae, Pool #745147, 4.500%, 12/01/2035	116,090	117,247
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	84,300	90,966
Fannie Mae, Pool #940807, 6.000%, 07/01/2037	71,529	76,113
Fannie Mae, Pool #888545, 6.500%, 07/01/2037	55,082	59,782
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	68,682	74,650
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	107,128	114,741
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	73,021	77,123
Fannie Mae, Pool #960470, 6.500%, 12/01/2037	72,389	78,566
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	65,726	67,904
Fannie Mae, Pool #970958, 6.000%, 01/01/2039	65,665	69,842
Fannie Mae, Pool #994459, 6.000%, 11/01/2038	68,085	72,416
Fannie Mae, Pool #AA1257, 4.500%, 12/01/2035	129,579	130,871
Fannie Mae, Pool #AA4936, 5.000%, 03/01/2039	125,123	129,258
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	215,255	222,592
Ginnie Mae, Pool #658297, 5.500%, 02/15/2037	129,228	137,038
Ginnie Mae, Pool #676767, 5.500%, 03/15/2038	126,125	133,669
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	25,207	26,715
Ginnie Mae, Pool #685839, 5.000%, 04/15/2038	32,232	33,582

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
December 31, 2009
(unaudited)
	Principal
Mortgage-Backed Securities - 10.07% - continued	Amount	Value

Ginnie Mae, Pool #701544, 5.500%, 01/15/2039	$75,064	$79,554
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	130,746	139,993
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039	45,000	43,844
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	120,000	119,006
JP Morgan Chase Commercial Mortgage, Series 2006-LDP7, Class A4, 6.064%, 04/15/2045 (a)	155,000	160,265
JP Morgan Chase Commercial Mortgage, Series 2007-CB18, Class A4, 5.440%, 06/12/2047	25,000	24,479
JP Morgan Chase Commercial Mortgage, Series 2007-LDPX, Class A3, 5.420%, 01/15/2049	100,000	96,520
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030	100,000	102,132
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.079%, 06/15/2038 (a)	50,000	52,608
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039	50,000	50,942
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	50,000	50,497
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.802%, 06/11/2042 (a)	110,000	113,929
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	120,000	119,291

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,000,507)		3,254,686

U.S Government Securities - 5.07%

U.S. Treasury Note, 2.625%, 06/30/2014	125,000	126,885
U.S. Treasury Note, 3.125%, 05/15/2019	335,000	319,166
U.S. Treasury Note, 3.250%, 07/31/2016	95,000	96,017
U.S. Treasury Note, 3.625%, 02/15/2020	80,000	78,663
U.S. Treasury Note, 3.625%, 08/15/2019	615,000	607,697
U.S. Treasury Note, 3.750%, 11/15/2018	80,000	80,631
U.S. Treasury Note, 4.375%, 12/15/2010	25,000	25,722
U.S. Treasury Note, 4.625%, 02/15/2017	280,000	305,178

TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,657,589)		1,639,959

Common Stock - 0.81%	Shares

Finance Lessors - 0.81%
CIT Group, Inc. (d)	6,759	263,331

TOTAL COMMON STOCK (Cost $188,263)		263,331

Preferred Stock - 0.13%

Fannie Mae, 6.750%, 09/30/2010 (e)	22,000	20,460
GMAC, Inc., 7.000%, 12/31/2011 (b)	27	20,582

TOTAL PREFERED STOCKS (Cost $91,070)		41,042

Money Market Securities - 2.90%

Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Shares, 0.20% (f)	299,286	299,286
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (f)	636,571	636,571

TOTAL MONEY MARKET SECURITIES (Cost $935,857)		935,857

TOTAL INVESTMENTS (Cost $30,997,203) - 99.21%		$32,074,043

Other assets less liabilities - 0.79%		254,445

TOTAL NET ASSETS - 100.00%		$32,328,488

(a) Variable Rate Security; the rate shown represents the rate at March 31, 2010.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(c) In default.
(d) Foreign convertible bond denominated in U.S. Dollars.
(e) Non-income producing.
(f) Variable Rate Security; the money market rate shown represents the rate at March 31, 2010.

Tax Related
Unrealized appreciation		$2,308,547
Unrealized depreciation		(1,231,707)
Net unrealized appreciation		1,076,840

Aggregate cost of securities for income tax purposes		$30,997,203

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Related Notes to the Schedule of Investments
March 31, 2010
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, foreign common stocks, American Depositary Receipts, Global Depositary Receipts, preferred and convertible preferred stocks, real estate investment trusts, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and are categorized in level 1.  Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

3 to 1 Funds
Related Notes to the Schedule of Investments
March 31, 2010
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible corporate bonds, asset-backed securities, 144A securities, collateralized mortgage obligations, mortgage-backed securities, U.S. government securities and U.S. government agency securities, foreign bonds and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

3 to 1 Funds
Related Notes to the Schedule of Investments
March 31, 2010
(Unaudited)

The following is a summary of the inputs used at March 31, 2010 in valuing the Diversified Equity Fund’s investments:

	Valuation Inputs

Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$48,104,087	$-	$-	$48,104,087

American Depositary Receipts*	596,166	-	-	596,166

Global Depositary Receipts*	177,624	-	-	177,624

Exchange-Traded Funds	1,413,334	-	-	1,413,334

Real Estate Investment Trusts	687,374	-	-	687,374

Money Market Securities	880,173	-	-	880,173

Total	$51,858,758	$-	$-	$51,858,758
*Refer to the Schedule of Investments for industry classifications.

3 to 1 Funds
Related Notes to the Schedule of Investments
March 31, 2010
(Unaudited)

The following is a summary of the inputs used at March 31, 2010 in valuing the Strategic Income Fund’s investments:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Asset-Backed Securities	$-	$267,786	$-	$267,786

Asset-Backed Securities - 144A	-	553,067	-	553,067

Corporate Bonds	-	16,736,401	-	16,736,401

Corporate Bonds - 144A Securities	-	1,171,439	-	1,171,439

Convertible Corporate Bonds	-	3,402,280	-	3,402,280

Foreign Bonds Denominated in US Dollars	-	1,255,179	-	1,255,179

Foreign Bonds Denominated in US Dollars - 144A Securities	-	1,279,720	-	1,279,720

Foreign Bonds	-	1,273,296	-	1,273,296

Mortgage-Backed Securities	-	3,254,686	-	3,254,686

US Government Securities	-	1,639,959	-	1,639,959

Common Stocks*	263,331	-	-	263,331

Preferred Stock	41,042	-	-	41,042

Money Market Securities	935,857	-	-	935,857

Total	$1,240,230	$30,833,813	$-	$32,074,043
*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income – The Funds  follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 17, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
               /s/ Melissa K. Gallagher
                Melissa K. Gallagher, President

Date           5/18/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
               /s/ Melissa K. Gallagher
                Melissa K. Gallagher, President

Date           5/18/10

By
               /s/ Christopher E. Kashmerick
                Christopher E. Kashmerick, Treasurer
Date           5/18/10